UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

John H. Gernon

President and Principal Executive Officer

Stefanie V. Chang Yu

Chief Compliance Officer

Joseph C. Benedetti

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited.

25 Cabot Square, Canary Wharf

London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2014 Morgan Stanley

DINSAN
932578 EXP 06.30.15

INVESTMENT MANAGEMENT

Morgan Stanley Global Fixed Income Opportunities Fund

Semiannual Report

April 30, 2014

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	30
Statement of Operations	31
Statements of Changes in Net Assets	32
Notes to Financial Statements	33
Financial Highlights	53
U.S. Privacy Policy	58

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2014

Total Return for the 6 Months Ended April 30, 2014

Class A	Class B	Class L	Class I	Class IS	Barclays Capital Global Aggregate Index[1]	Lipper Global Income Funds Index[2]
5.81%	5.43%	5.68%	5.74%	5.94%	2.10%	2.42%

The performance of the Fund’s five share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The performance of bond markets globally has reflected the pace of economic recovery relative to how investors were positioned. While it is true that data across the U.S., eurozone, U.K. and many developed markets have been broadly improving, the question is whether they are improving enough or exceeding what was priced into the markets at this point in the economic cycle. The answer, based on market price action, is that we are on track but not exceeding the expected pace of economic recovery, and this is keeping wage and inflation pressures low. Consensus positioning in the first quarter of 2014 was set with the expectation of more robust economic performance in the second quarter. However, economic performance has not outpaced expectations and consequently consensus positions have been unwound at a loss, which has resulted in yields falling back into a low-volatility trading range.

The consensus trades at the start of 2014 were positioned for a robust global economic recovery and higher yields. Therefore, overweight positions in securities with exposure to steepening in the front end of the yield curve and in floating rate assets such as levered loans were the consensus, along with a long position in the U.S. dollar (USD). Unfortunately, these consensus positions have performed poorly year-to-date: long-duration outperformed short-duration, the yield curve flattened, shorter duration floating rate assets underperformed, and the dollar weakened against other major currencies. As a result, many investors are now being forced to unwind these positions, which has pushed bond markets into a lower-yielding and low-volatility range.

As a result, many carry-oriented strategies, which borrow at a low interest rate and invest the proceeds in a higher yielding asset, have performed well. Positions across the high yield, investment grade, and mortgage-backed securities (MBS) segments, all of which have also benefited from the decline in volatility, have continued to perform. Additionally, peripheral European bond market yields have steadily fallen, as economic and policy conditions remain supportive. Although we still expect economic conditions to improve and interest rates to rise eventually, we believe the pace of the rate rise will be modest, which enables us to build a portfolio with sufficient coupon income that positions the Fund to benefit from certain yield advantages.

Performance Analysis

All share classes of Morgan Stanley Global Fixed Income Opportunities Fund outperformed the Barclays Capital Global Aggregate Index (the “Index”) and the

Lipper Global Income Funds Index for the six months ended April 30, 2014, assuming no deduction of applicable sales charges.

Relative to the Index, overweight positions in high yield credit, non-agency MBS, and convertible securities had the greatest impact on relative outperformance. On the other hand, positioning in emerging market debt detracted marginally from relative performance. The Fund is slightly shorter in duration than the Index, which is managed with U.S. Treasury futures and swaps, and this also detracted somewhat from relative performance during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 04/30/14
Corporate Bonds	39.4%
Sovereign	33.6
Mortgages – Other	16.4
Short-Term Investments	4.9
Commercial Mortgage-Backed Securities	1.3
U.S. Treasury Securities	1.3
Variable Rate Senior Loan Interests	1.2
Asset-Backed Securities	0.8
Convertible Preferred Stocks	0.5
Agency Fixed Rate Mortgages	0.3
Collateralized Mortgage Obligation – Agency Collateral Series	0.3

+ Does not include open long/short futures contracts with an underlying face amount of $22,339,533 with net unrealized appreciation of $148,877. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $88,201 and does not include open swap agreements with net unrealized appreciation of $452,303 and the value of securities held as collateral on loaned securities.

LONG-TERM CREDIT ANALYSIS as of 04/30/14
AAA	11.1%
AA	1.2
A	6.0
BBB	24.2
BB	12.4
B or Below	35.1
Not Rated	10.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled “not rated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are obtained from Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Services, Inc (“Moody’s”) or Fitch Ratings (“Fitch”). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, the Investment Adviser has deemed them to be of comparable quality. Ratings from Moody’s or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s “Adviser”, Morgan Stanley Investment Management Inc., and/or “Sub-Adviser,” Morgan Stanley Investment Management Limited, will allocate the Fund’s investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.

For More Information

About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns — Period Ended April 30, 2014

	Class A Shares* (since 07/28/97)		Class B Shares ** (since 04/09/92)		Class L Shares† (since 07/28/97)		Class I Shares†† (since 07/28/97)		Class IS Shares††† (since 09/13/13)
Symbol	DINAX		DINBX		DINCX		DINDX		MGFOX
1 Year	4.48%[3]		3.59%[3]		4.21%[3]		4.75%[3]		—
	0.04	[4]	–1.41	[4]	—		—		—
5 Years	10.95	[3]	10.25	[3]	10.38	[3]	11.23	[3]	—
	10.01	[4]	9.98	[4]	—		—		—
10 Years	6.14	[3]	5.62	[3]	5.54	[3]	6.42	[3]	—
	5.67	[4]	5.62	[4]	—		—		—
Since Inception	4.38	[3]	4.75	[3]	3.76	[3]	4.64	[3]	9.85%[3]
	4.11	[4]	4.75	[4]	—		—		—
Gross Expense Ratio	1.31		1.88		1.56		1.08		1.91

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class B, Class L, Class I and Class IS shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	Class L has no sales charge.

††	Class I has no sales charge.

†††	Class IS had no sales charge.

(1)	The Barclays Capital Global Aggregate Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Total Returns shown in unhedged USD. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/13 – 04/30/14.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited)  continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period @
	11/01/13	04/30/14	11/01/13 – 04/30/14
Class A
Actual (5.81% return)	$1,000.00	$1,058.10	$6.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.84	$6.01
Class B
Actual (5.43% return)	$1,000.00	$1,054.30	$9.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.57	$9.30
Class L
Actual (5.68% return)	$1,000.00	$1,056.80	$7.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.30
Class I
Actual (5.74% return)	$1,000.00	$1,057.40	$4.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.48	$4.36
Class IS
Actual (5.94% return)	$1,000.00	$1,059.40	$4.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.63	$4.21

@	Expenses are equal to the Fund’s annualized expense ratios of 1.20%, 1.86%, 1.46%, 0.87% and 0.84% for Class A, Class B, Class L, Class I and Class IS shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.25%, 2.13%, 1.51%, 0.95% and 12.80% for Class A, Class B, Class L, Class I and Class IS shares, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (39.0%)
		Australia (0.6%)
		Finance
	$250	Goodman Funding Pty Ltd. (a)	6.375%	04/15/21	$288,177
	325	Macquarie Group Ltd. (a)	6.00	01/14/20	364,378

		Total Australia			652,555

		Brazil (1.6%)
		Consumer, Non-Cyclical
	300	JBS Investments GmbH (a)(b)	7.75	10/28/20	320,625

		Finance
	450	Banco Daycoval SA (a)	5.75	03/19/19	459,000
	500	Caixa Economica Federal (b)	3.50	11/07/22	440,625

					899,625

		Industrials
	450	Odebrecht Finance Ltd.	5.125	06/26/22	460,125

		Total Brazil			1,680,375

		Canada (1.0%)
		Basic Materials
	200	Goldcorp, Inc. (b)	3.70	03/15/23	192,331

		Consumer, Cyclical
	250	Air Canada (a)	6.75	10/01/19	269,687

		Energy
	250	Lightstream Resources Ltd. (a)	8.625	02/01/20	256,563

		Industrials
	281	Tervita Corp. (a)(b)	8.00	11/15/18	285,215

		Total Canada			1,003,796

		Cayman Islands (0.1%)
		Finance
CNY	500	Shui On Land Ltd.	4.50	09/29/15	78,503

		Chile (0.6%)
		Communications
	$200	ENTEL Chile SA (a)	4.875	10/30/24	210,326

		Finance
	400	Corpbanca SA (b)	3.125	01/15/18	398,464

		Total Chile			608,790

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		China (1.5%)
		Communications
	$210	SINA Corp. (a)	1.00%	12/01/18	$191,231

		Consumer, Non-Cyclical
HKD	2,000	Hengan International Group Co., Ltd.	0.00(c)	06/27/18	266,028

		Diversified
	2,000	Wharf Finance 2014 Ltd.	2.30	06/07/14	258,225

		Finance
	$100	Billion Express Investments Ltd.	0.75	10/18/15	102,750
HKD	2,000	Tong Jie Ltd.	0.00(c)	02/18/18	258,740

					361,490

		Technology
	$500	BCP Singapore VI Cayman Financing Co., Ltd. (a)	8.00	04/15/21	504,375

		Total China			1,581,349

		Denmark (0.0%) (d)
		Finance
DKK	(e)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00	07/01/29	5
	79	Realkredit Danmark A/S	6.00	10/01/29	17,117

		Total Denmark			17,122

		France (0.8%)
		Communications
	$350	Numericable Group SA (a)	6.00	05/15/22	358,750

		Finance
EUR	200	AXA SA	5.25(f)	04/16/40	313,483
	$200	BPCE SA (a)(b)	5.15	07/21/24	203,760

					517,243

		Total France			875,993

		Germany (2.4%)
		Finance
EUR	100	Aabar Investments PJSC	4.00	05/27/16	172,378
	200	Allianz Finance II BV	5.75(f)	07/08/41	325,381
	400	Commerzbank AG	7.75	03/16/21	676,649
AUD	1,000	KFW, MTN	3.75	07/18/18	934,958
EUR	100	Muenchener Rueckversicherungs AG	6.25(f)	05/26/42	169,861

					2,279,227

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
GBP	100	RWE AG	7.00 (f)%	(g)	$183,711

		Total Germany			2,462,938

		India (0.6%)
		Basic Materials
	$200	Vedanta Resources PLC (a)(b)	7.125	05/31/23	199,750
		Communications
	200	Bharti Airtel International Netherlands BV (a)	5.125	03/11/23	196,600
EUR	175	Bharti Airtel International Netherlands BV	4.00	12/10/18	255,168

					451,768

		Total India			651,518

		Italy (1.3%)
		Communications
	75	Telecom Italia Finance SA	7.75	01/24/33	132,592

		Energy
	200	Eni SpA, Series GALP	0.25	11/30/15	285,544

		Finance
	$400	Intesa Sanpaolo SpA (a)	6.50	02/24/21	462,294

		Utilities
	375	Enel Finance International N.V. (a)	5.125	10/07/19	414,929

		Total Italy			1,295,359

		Korea, Republic of (0.1%)
		Technology
	100	SK Hynix, Inc.	2.65	05/14/15	130,100

		Netherlands (1.5%)
		Consumer, Cyclical
	400	Playa Resorts Holding BV (a)	8.00	08/15/20	434,000

		Finance
EUR	250	ABN AMRO Bank N.V.	6.375	04/27/21	417,130
	$350	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.95	11/09/22	352,702
	300	ING Bank N.V. (a)	5.80	09/25/23	329,516

					1,099,348

		Total Netherlands			1,533,348

		Norway (0.2%)
		Diversified
	200	Siem Industries, Inc., Series SUBC	1.00	09/12/19	203,450

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Portugal (0.6%)
		Utilities
	$200	EDP Finance BV (a)	5.25%	01/14/21	$208,250
	425	EDP Finance BV (a)	6.00	02/02/18	462,187

		Total Portugal			670,437

		Russia (0.5%)
		Energy
	100	Lukoil International Finance BV	2.625	06/16/15	99,950

		Finance
	230	Credit Bank of Moscow Via CBOM Finance PLC (a)	8.70	11/13/18	204,988

		Industrials
	200	TMK OAO Via TMK Capital SA (a)(b)	6.75	04/03/20	171,500

		Total Russia			476,438

		Singapore (0.5%)
		Consumer, Non-Cyclical
	200	Global A&T Electronics Ltd. (a)	10.00	02/01/19	164,000
	200	Golden Agri-Resources Ltd.	2.50	10/04/17	199,000
	100	Olam International Ltd.	6.00	10/15/16	107,625

		Total Singapore			470,625

		Spain (1.4%)
		Communications
EUR	300	Telefonica Emisiones SAU	4.71	01/20/20	481,740

		Finance
	200	AG Spring Finance II Ltd.	9.50	06/01/19	287,181
	300	Banco Santander SA	6.25 (f)	(g)	419,529

					706,710

		Utilities
	$225	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	249,660

		Total Spain			1,438,110

		Switzerland (1.0%)
		Finance
EUR	150	Cloverie PLC for Zurich Insurance Co., Ltd.	7.50 (f)	07/24/39	256,434
	$500	Credit Suisse AG (a)(b)	6.50	08/08/23	559,395
CHF	200	Swiss Life Holding AG, Series SLHN	0.00 (c)	12/02/20	265,992

		Total Switzerland			1,081,821

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Turkey (0.7%)
		Finance
	$300	Finansbank AS	5.50%	05/11/16	$305,250
	400	Turkiye Is Bankasi (a)	7.85	12/10/23	427,416

		Total Turkey			732,666

		United Kingdom (1.5%)
		Consumer, Non-Cyclical
GBP	150	Voyage Care Bondco PLC	6.50	08/01/18	265,289

		Finance
EUR	150	Barclays Bank PLC	6.00	01/14/21	247,648
	225	Lloyds Bank PLC	6.50	03/24/20	377,072
	$200	Standard Chartered PLC (a)(b)	5.70	03/26/44	201,886

					826,606

		Industrials
	350	CEVA Group PLC (a)	4.00	05/01/18	330,750

		Utilities
GBP	100	NGG Finance PLC	5.625(f)	06/18/73	174,682

		Total United Kingdom			1,597,327

		United States (20.5%)
		Basic Materials
	$150	American Gilsonite Co. (a)	11.50	09/01/17	159,750
	250	Exopack Holdings SA (a)	7.875	11/01/19	266,250
	250	Hecla Mining Co.	6.875	05/01/21	243,125
	200	Prince Mineral Holding Corp. (a)	11.50	12/15/19	225,500
	83	United States Steel Corp.	4.00	05/15/14	83,415

					978,040

		Communications
	265	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	6.50	04/30/21	283,881
	131	Ctrip.com International Ltd. (a)	1.25	10/15/18	128,953
	350	Harron Communications LP/Harron Finance Corp. (a)	9.125	04/01/20	395,500
	250	inVentiv Health, Inc. (a)(b)	9.00	01/15/18	266,250
	300	Midcontinent Communications & Midcontinent Finance Corp. (a)	6.25	08/01/21	312,000
	151	Priceline Group, Inc. (The) (a)(b)	0.35	06/15/20	179,879
	118	Yahoo!, Inc. (a)	0.00 (c)	12/01/18	121,319

					1,687,782

		Consumer, Cyclical
	400	Allied Specialty Vehicles, Inc. (a)	8.50	11/01/19	431,000
	400	CCM Merger, Inc. (a)(b)	9.125	05/01/19	431,000

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$325	Chrysler Group LLC/CG Co-Issuer, Inc. (a)	8.00%	06/15/19	$357,500
200	Exide Technologies (b)(h)(i)	8.625	02/01/18	134,000
300	Golden Nugget Escrow, Inc. (a)	8.50	12/01/21	309,375
400	Guitar Center, Inc. (a)	6.50	04/15/19	385,000
300	HD Supply, Inc. (b)	7.50	07/15/20	326,250
52	Iconix Brand Group, Inc.	2.50	06/01/16	75,205
400	Logan’s Roadhouse, Inc. (b)	10.75	10/15/17	321,000
200	MGM Resorts International (b)	7.75	03/15/22	233,100
3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00	12/15/07	0
345	Rite Aid Corp. (b)	6.75	06/15/21	376,913
400	RSI Home Products, Inc. (a)	6.875	03/01/18	431,000

				3,811,343

	Consumer, Non-Cyclical
345	Armored Autogroup, Inc.	9.25	11/01/18	360,525
100	BioMarin Pharmaceutical, Inc. (b)	1.50	10/15/20	103,500
200	BioScrip, Inc. (a)	8.875	02/15/21	208,250
350	Cenveo Corp. (b)	8.875	02/01/18	363,563
300	Harland Clarke Holdings Corp. (a)	9.75	08/01/18	330,000
57	Jarden Corp. (b)	1.875	09/15/18	77,520
227	PHH Corp.	4.00	09/01/14	234,519
325	Select Medical Corp.	6.375	06/01/21	336,375

				2,014,252

	Energy
250	Denbury Resources, Inc.	5.50	05/01/22	253,125
350	EXCO Resources, Inc.	7.50	09/15/18	357,875
250	EXCO Resources, Inc. (b)	8.50	04/15/22	257,500
300	PetroQuest Energy, Inc.	10.00	09/01/17	321,000
250	Rice Energy, Inc. (a)(b)	6.25	05/01/22	250,625

				1,440,125

	Finance
250	American Realty Capital Properties, Inc. (b)	3.00	08/01/18	259,063
104	Annaly Capital Management, Inc. (b)	5.00	05/15/15	107,055
233	Ares Capital Corp. (a)	4.375	01/15/19	248,145
200	Bank of America Corp.	6.11	01/29/37	226,525
250	DPL, Inc.	7.25	10/15/21	269,375
225	Extra Space Storage LP (a)	2.375	07/01/33	242,156
150	Genworth Holdings, Inc. (b)	7.20	02/15/21	182,686
455	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	524,999
300	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375	04/01/20	315,750
300	Jefferies LoanCore LLC/JLC Finance Corp. (a)	6.875	06/01/20	303,750
400	KCG Holdings, Inc. (a)	8.25	06/15/18	424,000

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$300	Kennedy-Wilson, Inc.	5.875%	04/01/24	$300,375
	275	Nuveen Investments, Inc. (a)(b)	9.125	10/15/17	302,500
	200	ProLogis LP (b)	3.25	03/15/15	228,250
	225	Prospect Capital Corp.	6.25	12/15/15	242,859
	395	Prudential Financial, Inc.	5.625(f)	06/15/43	409,812
	325	Voya Financial, Inc. (b)	5.65 (f)	05/15/53	326,593

					4,913,893

		Industrials
	250	Cequel Communications Holdings I LLC/Cequel Capital Corp. (a)	6.375	09/15/20	263,125
	150	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (a)	10.125	07/15/20	156,750
EUR	375	GE Capital Trust II	5.50 (f)	09/15/67	559,600
	$116	General Cable Corp. (b)	4.50 (n)	11/15/29	116,580
	300	Kemet Corp.	10.50	05/01/18	315,750
	400	Marquette Transportation Co., LLC/Marquette Transportation Finance Corp.	10.875	01/15/17	425,500
	450	Michael Baker Holdings LLC/Michael Baker Finance Corp. (a)(k)	8.875	04/15/19	453,375
	400	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125	02/15/19	408,000
	350	Nuverra Environmental Solutions, Inc. (b)	9.875	04/15/18	357,000
	150	Pretium Packaging LLC/Pretium Finance, Inc.	11.50	04/01/16	160,688
	300	Sequa Corp. (a)(b)	7.00	12/15/17	302,250
	344	Tekni-Plex, Inc. (a)	9.75	06/01/19	391,300
	350	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. (a)	9.75	06/15/19	349,562
	250	Zachry Holdings, Inc. (a)	7.50	02/01/20	271,875

					4,531,355

		Technology
	150	Advanced Micro Devices, Inc. (a)(b)	6.75	03/01/19	156,000
	250	First Data Corp.	10.625	06/15/21	284,687
	300	Infor US, Inc.	9.375	04/01/19	338,250
	112	Intel Corp. (b)	2.95	12/15/35	133,280
	123	Lam Research Corp. (b)	1.25	05/15/18	157,517
	41	Nuance Communications, Inc. (b)	2.75	11/01/31	41,410
	217	ON Semiconductor Corp., Series B (b)	2.625	12/15/26	265,282
	119	Salesforce.com, Inc. (b)	0.25	04/01/18	131,198
	125	SanDisk Corp. (a)(b)	0.50	10/15/20	142,344

					1,649,968

		Utilities
	250	AES Corp.	7.375	07/01/21	287,500

		Total United States			21,314,258

		Total Corporate Bonds (Cost $42,472,362)			40,556,878

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Sovereign (33.4%)
		Australia (0.6%)
AUD	556	Australia Government Bond	5.75%	05/15/21	$584,231

		Bermuda (0.5%)
	$530	Bermuda Government International Bond (a)	4.854	02/06/24	546,987

		Brazil (1.1%)
BRL	2,800	Brazil Notas do Tesouro Nacional, Series F	10.00	01/01/21	1,127,611

		Canada (1.4%)
CAD	1,750	Canadian Government Bond	1.50	06/01/23	1,493,340

		Croatia (0.9%)
	$375	Croatia Government International Bond (a)	6.00	01/26/24	392,344
	525	Croatia Government International Bond	6.00	01/26/24	549,281

		Total Croatia			941,625

		Germany (2.3%)
EUR	730	Bundesrepublik Deutschland	4.25	07/04/39	1,385,859
	500	Bundesrepublik Deutschland	4.75	07/04/34	974,484

		Total Germany			2,360,343

		Greece (1.5%)
	1,475	Hellenic Republic Government Bond	2.00(n)	02/24/25	1,592,315

		Hungary (1.1%)
	$200	Hungary Government International Bond	5.375	03/25/24	207,750
	900	Hungary Government International Bond	5.75	11/22/23	963,000

		Total Hungary			1,170,750

		Indonesia (2.0%)
	1,200	Indonesia Government International Bond (a)	5.875	01/15/24	1,302,000
	400	Majapahit Holding BV	7.75	01/20/20	461,000
	352	Pertamina Persero PT (a)(b)	4.875	05/03/22	339,240

		Total Indonesia			2,102,240

		Ireland (1.7%)
EUR	1,130	Ireland Government Bond	3.90	03/20/23	1,736,929

		Italy (4.1%)
	1,400	Italy Buoni Poliennali Del Tesoro	5.00	09/01/40	2,244,354
	1,200	Italy Buoni Poliennali Del Tesoro	5.50	11/01/22	1,997,916

		Total Italy			4,242,270

		Kazakhstan (1.0%)
	$450	KazMunayGas National Co., JSC (a)	5.75	04/30/43	409,531
	340	KazMunayGas National Co., JSC (a)	6.375	04/09/21	370,940
	200	KazMunayGas National Co., JSC	6.375	04/09/21	218,200

		Total Kazakhstan			998,671

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Mexico (2.6%)
MXN	19,400	Mexican Bonos	7.50%	06/03/27	$1,611,682
	$800	Petroleos Mexicanos	4.875	01/24/22	841,800
	250	Petroleos Mexicanos (a)	6.375	01/23/45	274,375

		Total Mexico			2,727,857

		New Zealand (1.0%)
NZD	750	New Zealand Government Bond	3.00	04/15/20	604,878
	480	New Zealand Government Bond	5.50	04/15/23	447,304

		Total New Zealand			1,052,182

		Poland (1.1%)
PLN	3,000	Poland Government Bond	5.75	10/25/21	1,109,800

		Portugal (2.7%)
EUR	700	Portugal Obrigacoes do Tesouro OT (a)	4.10	04/15/37	925,959
	1,160	Portugal Obrigacoes do Tesouro OT (a)	5.65	02/15/24	1,876,631

		Total Portugal			2,802,590

		Serbia (0.6%)
	$570	Republic of Serbia (a)(b)	5.875	12/03/18	601,350

		South Africa (0.5%)
	500	Eskom Holdings SOC Ltd. (a)	5.75	01/26/21	517,500

		Spain (2.9%)
EUR	1,035	Spain Government Bond	4.20	01/31/37	1,500,523
	1,000	Spain Government Bond (a)	4.40	10/31/23	1,554,372

		Total Spain			3,054,895

		Sweden (2.0%)
SEK	14,100	Sweden Government Bond	1.50	11/13/23	2,078,656

		United Kingdom (1.4%)
GBP	100	HSS Financing PLC	6.75	08/01/19	177,071
	665	United Kingdom Gilt	4.25	09/07/39	1,282,679

		Total United Kingdom			1,459,750

		Venezuela (0.4%)
	$400	Petroleos de Venezuela SA	8.50	11/02/17	361,000

		Total Sovereign (Cost $32,333,248)			34,662,892

		Agency Fixed Rate Mortgages (0.3%)
		Federal Home Loan Mortgage Corporation, Gold Pools:
	2		6.50	02/01/29 – 10/01/32	1,581
		Federal National Mortgage Association, Conventional Pools:
	103		6.50	05/01/28 – 09/01/32	116,947
	9		7.00	08/01/29 – 11/01/32	9,797

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Government National Mortgage Association, Various Pools:
$22		7.50%	07/20/25	$25,191
114		8.00	01/15/22 – 05/15/30	123,238

	Total Agency Fixed Rate Mortgages (Cost $253,534)			276,754

	Asset-Backed Securities (0.8%)
367	GSAA Home Equity Trust	5.95(f)	06/25/34	398,297
423	VOLT XXIV LLC (a)	3.25	11/25/53	423,910

	Total Asset-Backed Securities (Cost $780,552)			822,207

	Collateralized Mortgage Obligation – Agency Collateral Series (0.3%)
1,784	Federal National Mortgage Association, IO REMIC (Cost $266,858)	6.398(f)	08/25/41	349,830

	Commercial Mortgage-Backed Securities (1.3%)
136	CGBAM Commercial Mortgage Trust (a)	3.003(f)	05/15/30	136,985
202	COMM Mortgage Trust (a)	4.403(f)	07/10/45	202,432
383	JP Morgan Chase Commercial Mortgage Securities Corp. (a)	4.153(f)	12/15/30	376,224
405	JPMBB Commercial Mortgage Securities Trust	4.836	04/15/47	367,351
270	LB-UBS Commercial Mortgage Trust	6.456(f)	09/15/45	284,866

	Total Commercial Mortgage-Backed Securities (Cost $1,346,397)			1,367,858

	Mortgages – Other (16.3%)
59	Adjustable Rate Mortgage Trust	0.414(f)	01/25/36	49,353
	Alternative Loan Trust
269		5.50	11/25/35	237,853
74		5.50	02/25/36	64,949
261		6.00	04/25/36	219,835
147		6.00	05/25/36	133,221
225		6.00	12/25/36	173,942
495		6.00	07/25/37	450,939
	PAC
57		5.50	02/25/36	49,918
617		5.50	04/25/37	508,297
138		6.00	04/25/36	119,785
316	American Home Mortgage Investment Trust (a)	6.10	01/25/37	206,243
	Banc of America Alternative Loan Trust
353		0.802(f)	07/25/46	231,462
542		5.913(f)	10/25/36	395,416
661		6.226	10/25/36	491,316
176	Banc of America Funding Trust	6.00	07/25/37	146,171
437	BCAP LLC Trust	0.292(f)	04/25/37	392,044
	Chase Mortgage Finance Trust
407		6.00	10/25/36	361,456
374		6.00	11/25/36	325,380

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$82	ChaseFlex Trust	6.50%	02/25/35	$79,699
121	ChaseFlex Trust Series 2006-2	0.354(f)	09/25/36	99,085
111	ChaseFlex Trust Series 2007-1	6.50	02/25/37	84,297
405	Citigroup Mortgage Loan Trust 2006-AR7	2.721(f)	11/25/36	307,866
424	Commercial Mortgage Pass-Through Certificates (a)	4.906(f)	04/10/47	397,291
	First Horizon Alternative Mortgage Securities Trust
109		6.00	07/25/36	94,359
107		6.00	08/25/36	91,120
875		6.25	08/25/36	736,869
250	Freddie Mac Structured Agency Credit Risk Debt Notes	3.752(f)	04/25/24	258,296
238	GSMSC Pass-Through Trust (a)	7.50 (f)	09/25/36	193,139
	GSR Mortgage Loan Trust
70		2.619(f)	05/25/35	65,339
175		2.694(f)	10/25/35	162,175
191	Impac CMB Trust Series 2005-2	0.887(f)	04/25/35	142,268
523	IndyMac INDX Mortgage Loan Trust	4.988(f)	12/25/35	439,704
	JP Morgan Alternative Loan Trust
99		3.027(f)	11/25/36	97,780
543		6.00	12/25/35	489,665
103		6.00	12/25/35	92,680
581		6.00	08/25/36	560,742
973	JP Morgan Mortgage Trust 2005-ALT1	2.486(f)	10/25/35	826,436
255	JP Morgan Mortgage Trust 2006-A3	2.574(f)	05/25/36	236,065
	Lehman Mortgage Trust
100		5.50	11/25/35	96,019
317		5.50	02/25/36	320,423
288		5.50	02/25/36	249,579
506		6.50	09/25/37	447,173
203	Luminent Mortgage Trust	0.322(f)	10/25/46	92,216
1,056	MASTR Adjustable Rate Mortgages Trust 2007-R5 (a)	2.526(f)	11/25/35	781,692
315	Opteum Mortgage Acceptance Corp. Trust	0.452(f)	04/25/36	269,765
	RALI Trust
576		0.332(f)	12/25/36	425,578
284		0.652(f)	03/25/35	212,827
266		6.00	04/25/36	221,703
386		6.00	08/25/36	310,616
508		6.00	11/25/36	404,205
114		6.00	01/25/37	90,747
	PAC
146		6.00	04/25/36	121,698
279	Residential Asset Securitization Trust 2006-A1	0.652(f)	04/25/36	191,827
408	STARM Mortgage Loan Trust	5.582(f)	10/25/37	378,799

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Washington Mutual Mortgage Pass-Through Certificates Trust
$861		0.412(f)%	12/25/35	$732,239
991		0.886(f)	04/25/47	747,485
691		0.966(f)	05/25/47	567,272
303	WF-RBS Commercial Mortgage Trust	3.986	05/15/47	257,541

	Total Mortgages – Other (Cost $15,732,864)			16,931,859

	U.S. Treasury Security (1.3%)
1,310	U.S. Treasury Bond (Cost $1,308,170)	3.50	02/15/39	1,338,246

	Variable Rate Senior Loan Interests (1.2%)
197	Aspect Software, Inc., Term B	7.25	05/07/16	199,657
700	Atkore International, Inc., 1st Lien Term	4.50	03/26/21	699,562
375	Diamond Resorts Corp., Term Loan	1.00	04/23/21	375,469

	Total Variable Rate Senior Loan Interests (Cost $1,267,038)			1,274,688

NUMBER OF SHARES
	Convertible Preferred Stocks (0.5%)
	Aerospace & Defense
2,550	United Technologies Corp. (Units) (b)(o)			168,657

	Electric Utilities
2,900	NextEra Energy, Inc.			185,281
2,150	PPL Corp.			116,100

				301,381

	Total Convertible Preferred Stocks (Cost $412,995)			470,038

PRINCIPAL AMOUNT (000)
	Short-Term Investments (13.5%)
	U.S. Treasury Security (0.2%)
$211	U.S. Treasury Bill (p)(q) (Cost $210,965)	0.055	08/21/14	210,983

NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (8.7%)
	Investment Company (7.1%)
7,409	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $7,408,631)			7,408,631

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (1.6%)
$459	Barclays Capital, Inc., (0.05%, dated 04/30/14, due 05/01/14; proceeds $458,641; fully collateralized by a U.S. Government Agency; 3.00% due 07/01/32; valued at $467,813)		$458,641
459	Barclays Capital, Inc., (0.05%, dated 04/30/14, due 05/01/14; proceeds $458,640; fully collateralized by a U.S. Government Obligation; 1.38% due 09/30/18; valued at $467,815)		458,640
459	Deutsche Bank Securities, Inc. (0.05%, dated 04/30/14, due 05/01/14; proceeds $458,640; fully collateralized by a U.S. Government Obligation; 1.50% due 02/28/19; valued at $467,813)		458,640
229	Merrill Lynch & Co., Inc. (0.05%, dated 04/30/14, due 05/01/14; proceeds $229,320; fully collateralized by a U.S. Government Obligation; 0.00% due 08/15/21; valued at $233,910)		229,320

	Total Repurchase Agreements (Cost $1,605,241)		1,605,241

	Total Securities held as Collateral on Loaned Securities (Cost $9,013,872)		9,013,872

NUMBER OF SHARES (000)
	Investment Company (4.6%)
4,821	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $4,820,853)		4,820,853

	Total Short-Term Investments (Cost $14,045,690)		14,045,708

	Total Investments (Cost $110,219,708) (r)	107.9%	112,096,958
	Liabilities in Excess of Other Assets	(7.9)	(8,202,566)

	Net Assets	100.0%	$103,894,392

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan at April 30, 2014.
(c)	Capital appreciation bond.
(d)	Amount is less than 0.05%.
(e)	Par is less than $500.
(f)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2014.
(g)	Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2014.
(h)	Issuer in bankruptcy.
(i)	Non-income producing security; bond in default.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

(j)	At April 30, 2014, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(k)	Payment-in-kind security.
(l)	Acquired through exchange offer.
(m)	Illiquid security.
(n)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity date.
(o)	Consists of one or more classes of securities traded together as a unit.
(p)	Rate shown is the yield to maturity at April 30, 2014.
(q)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(r)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

Foreign Currency Forward Exchange Contracts Open at April 30, 2014:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	HKD	6,136,645		$791,235	05/02/14	$(289)

HSBC Bank PLC		$791,495	HKD	6,136,645	05/02/14	29

HSBC Bank PLC		$4,958,669	JPY	510,835,101	05/02/14	38,007

UBS AG	JPY	510,835,101		$4,979,822	05/02/14	(16,853)

UBS AG	KRW	1,115,730,000		$1,081,448	05/02/14	1,675

UBS AG	KRW	1,115,730,000		$1,078,000	05/02/14	(1,774)

UBS AG	MXN	2,085,000		$159,009	05/02/14	(361)

UBS AG		$1,081,448	KRW	1,115,730,000	05/02/14	(1,675)

UBS AG		$1,074,884	KRW	1,115,730,000	05/02/14	4,889

Westpac Banking Corp.		$159,557	MXN	2,085,000	05/02/14	(187)

Citibank NA	MXN	4,900,000	EUR	269,903	05/06/14	(59)

Citibank NA	PLN	1,200,000	EUR	285,979	05/06/14	430

Citibank NA		$1,514,556	AUD	1,634,178	05/06/14	3,179

Citibank NA		$1,294,640	CAD	1,418,718	05/06/14	(399)

Citibank NA		$410,511	EUR	297,487	05/06/14	2,206

Deutsche Bank AG London	AUD	2,263,210		$2,094,010	05/06/14	(7,936)

Deutsche Bank AG London	MXN	7,153,247		$546,551	05/06/14	(174)

Deutsche Bank AG London	PLN	1,260,000		$415,583	05/06/14	(555)

Deutsche Bank AG London	SEK	5,400,000		$826,633	05/06/14	(3,840)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

Foreign Currency Forward Exchange Contracts Open at April 30, 2014:  continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)

Deutsche Bank AG London		$1,541,807	NOK	9,250,000	05/06/14	$14,243

Deutsche Bank AG London		$193,176	NOK	1,150,000	05/06/14	279

HSBC Bank PLC		$393,159	GBP	235,000	05/06/14	3,602

JPMorgan Chase Bank NA	EUR	273,872	MXN	4,900,000	05/06/14	(5,447)

JPMorgan Chase Bank NA	EUR	287,966	PLN	1,200,000	05/06/14	(3,187)

Royal Bank of Canada		$491,826	CAD	540,000	05/06/14	795

Royal Bank of Canada		$388,278	CAD	425,000	05/06/14	(567)

Royal Bank of Canada		$413,695	GBP	245,000	05/06/14	(50)

State Street Bank London	BRL	1,030,000		$459,719	05/06/14	(2,070)

UBS AG	CAD	188,024		$170,434	05/06/14	(1,093)

UBS AG	CAD	928,090		$841,576	05/06/14	(5,084)

UBS AG	CAD	1,267,604		$1,147,672	05/06/14	(8,713)

UBS AG	CHF	1,017,040		$1,150,498	05/06/14	(5,108)

UBS AG	EUR	287,000		$396,528	05/06/14	(1,641)

UBS AG	EUR	816,000		$1,127,573	05/06/14	(4,501)

UBS AG	EUR	109,551		$150,049	05/06/14	(1,936)

UBS AG	EUR	892,581		$1,228,986	05/06/14	(9,333)

UBS AG	GBP	4,419,073		$7,464,433	05/06/14	3,508

UBS AG	GBP	155,402		$261,349	05/06/14	(1,024)

UBS AG	MXN	3,115,269		$237,974	05/06/14	(127)

UBS AG	MXN	1,123,687		$85,649	05/06/14	(235)

UBS AG	NOK	16,150,000		$2,709,136	05/06/14	(7,644)

UBS AG	NZD	685,043		$586,739	05/06/14	(3,778)

UBS AG	NZD	332,858		$287,786	05/06/14	857

UBS AG	PLN	581,800		$192,193	05/06/14	43

UBS AG	PLN	918,200		$303,807	05/06/14	555

UBS AG	SEK	96,411		$14,664	05/06/14	(164)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

Foreign Currency Forward Exchange Contracts Open at April 30, 2014:  continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)

UBS AG	SEK	15,249,490		$2,354,912	05/06/14	$9,673

UBS AG		$582,547	AUD	629,032	05/06/14	1,664

UBS AG		$459,616	BRL	1,030,000	05/06/14	2,173

UBS AG		$1,150,784	CHF	1,017,040	05/06/14	4,821

UBS AG		$3,975,474	EUR	2,867,252	05/06/14	2,397

UBS AG		$72,079	EUR	52,091	05/06/14	189

UBS AG		$442,386	EUR	321,701	05/06/14	3,925

UBS AG		$6,326,605	GBP	3,794,362	05/06/14	79,592

UBS AG		$870,677	MXN	11,392,203	05/06/14	33

UBS AG		$874,255	NZD	1,017,901	05/06/14	3,191

UBS AG		$4,142,733	SEK	26,975,901	05/06/14	5,926

Wells Fargo Bank NA	GBP	44,887		$74,397	05/06/14	(1,388)

Westpac Banking Corp.	EUR	1,433,399		$1,979,558	05/06/14	(9,062)

Westpac Banking Corp.	SEK	6,230,000		$950,988	05/06/14	(7,132)

Westpac Banking Corp.		$991,278	GBP	590,000	05/06/14	4,846

Westpac Banking Corp.		$956,236	NOK	5,750,000	05/06/14	11,039

Westpac Banking Corp.		$494,003	PLN	1,500,000	05/06/14	1,399

State Street Bank London		$195,959	JPY	20,000,000	05/07/14	(326)

State Street Bank London		$224,441	JPY	23,000,000	05/07/14	538

UBS AG	JPY	13,000,000		$127,292	05/07/14	131

Westpac Banking Corp.	JPY	30,000,000		$288,667	05/07/14	(4,784)

Citibank NA	AUD	1,634,178		$1,511,451	06/04/14	(3,274)

Citibank NA	CAD	1,418,718		$1,293,742	06/04/14	380

Citibank NA	EUR	269,305	MXN	4,900,000	06/04/14	36

Citibank NA	EUR	285,484	PLN	1,200,000	06/04/14	(450)

HSBC Bank PLC	HKD	6,136,645		$791,543	06/04/14	(39)

UBS AG	BRL	1,030,000		$455,752	06/04/14	(1,843)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

Foreign Currency Forward Exchange Contracts Open at April 30, 2014:  continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)

UBS AG	CHF	1,017,040		$1,151,019	06/04/14	$(4,857)

UBS AG	EUR	2,867,252		$3,975,152	06/04/14	(2,450)

UBS AG	MXN	11,392,203		$868,525	06/04/14	(142)

UBS AG	NZD	1,017,901		$871,995	06/04/14	(3,345)

UBS AG	SEK	26,975,901		$4,140,425	06/04/14	(6,045)

UBS AG		$7,462,710	GBP	4,419,073	06/04/14	(3,477)

UBS AG		$127,315	JPY	13,000,000	06/04/14	(131)

UBS AG		$4,980,696	JPY	510,835,101	06/04/14	16,977

UBS AG		$158,580	MXN	2,085,000	06/04/14	403

UBS AG		$2,706,126	NOK	16,150,000	06/04/14	7,528

UBS AG		$191,799	PLN	581,800	06/04/14	(4)

UBS AG		$1,076,232	KRW	1,115,730,000	06/05/14	1,845

Citibank NA	EUR	534,034		$740,588	06/06/14	(249)

Net Unrealized Appreciation						$88,201

Futures Contracts Open at April 30, 2014:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
30	Long	U.S. Treasury Ultra Long Bond, Jun-14	$4,418,437	$159,375
9	Long	Canadian 10 yr. Bond, Jun-14	1,075,352	11,824
7	Long	U.S. Treasury Long Bond, Jun-14	944,563	19,688
10	Short	German Euro Bund, Jun-14	(2,005,275)	(24,182)
58	Short	U.S. Treasury 5 yr. Note, Jun-14	(6,928,281)	953
56	Short	U.S. Treasury 10 yr. Note, Jun-14	(6,967,625)	(18,781)

		Net Unrealized Appreciation		$148,877

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

Credit Default Swap Agreements Open at April 30, 2014:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$395	1.00%	3/20/19	$(6,449)	$7,581	$1,132	BBB+

Barclays Bank PLC Yum! Brands, Inc.	Buy	400	1.00	12/20/18	(3,713)	(6,942)	(10,655)	BBB

JPMorgan Chase Bank NA CDX.NA.IG.20	Sell	1,050	1.00	6/20/18	17,019	5,799	22,818	NR

Morgan Stanley & Co., LLC* CDX.NA.HY.21	Buy	3,375	5.00	12/20/18	7,508	(280,447)	(272,939)	NR

Morgan Stanley & Co., LLC* CDX.NA.IG.21	Sell	400	1.00	12/20/18	2,689	5,699	8,388	NR

Total Credit Default Swaps		$5,620			$17,054	$(268,310)	$(251,256)

Interest Rate Swap Agreements Open at April 30, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA		$1,480	3 Month LIBOR	Receive	2.04%	02/13/23	$60,669

Deutsche Bank AG		1,085	3 Month LIBOR	Receive	2.80	05/01/43	118,722

Goldman Sachs International	CAD	3,760	3 Month LIBOR	Pay	2.04	01/22/19	28,722

Goldman Sachs International		$1,960	3 Month LIBOR	Receive	2.09	02/15/23	72,355

Goldman Sachs International	CAD	2,050	3 Month LIBOR	Receive	2.95	01/22/24	(48,763)

Morgan Stanley & Co., LLC*		$4,030	3 Month LIBOR	Receive	1.79	01/24/19	(41,284)

Morgan Stanley & Co., LLC*		2,200	3 Month LIBOR	Pay	2.96	01/24/24	64,351

Royal Bank of Canada		2,080	3 Month LIBOR	Receive	2.06	02/06/23	80,870

UBS AG		1,100	3 Month LIBOR	Receive	2.90	05/13/43	99,607

Net Unrealized Appreciation							$435,249

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments■April 30, 2014 (unaudited)  continued

Currency Abbreviations:
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CNY	Chinese Yuan Renminbi.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
SEK	Swedish Krona.
USD	United States Dollar.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities  April 30, 2014 (unaudited)

Assets:
Investments in securities, at value (cost $97,990,224) (Including $9,217,167 for securities loaned)	$99,867,474
Investment in affiliate, at value (cost $12,229,484 )	12,229,484

Total investments in securities, at value (cost $110,219,708)	112,096,958
Unrealized appreciation on open swap agreements	477,964
Unrealized appreciation on open foreign currency forward exchange contracts	233,003
Cash (including foreign currency valued at $123 with a cost of $91)	94,887
Receivable for:
Interest	1,202,230
Shares of beneficial interest sold	1,115,593
Investments sold	914,138
Variation margin on open futures contracts	89,791
Foreign withholding taxes reclaimed	23,273
Premium paid on open swap agreements	13,380
Dividends	4,742
Dividends from affiliates	266
Prepaid expenses and other assets	22,992

Total Assets	116,289,217

Liabilities:
Collateral on securities loaned, at value	9,107,073
Unrealized depreciation on open swap agreements	58,925
Unrealized depreciation on open foreign currency forward exchange contracts	144,802
Payable for:
Investments purchased	2,525,900
Shares of beneficial interest redeemed	309,584
Advisory fee	29,094
Distribution fee	21,371
Dividends to shareholders	15,396
Transfer agent fee	12,469
Premium received on open swap agreements	6,942
Administration fee	6,525
Variation margin on open swap agreements	5,044
Accrued expenses and other payables	151,700

Total Liabilities	12,394,825

Net Assets	$103,894,392

Composition of Net Assets:
Paid-in-capital	$198,535,213
Net unrealized appreciation	2,573,227
Accumulated undistributed net investment income	737
Accumulated net realized loss	(97,214,785)

Net Assets	$103,894,392

Class A Shares:
Net Assets	$88,741,239
Shares Outstanding (unlimited shares authorized, $0.01 par value)	15,151,557
Net Asset Value Per Share	$5.86

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$6.12

Class B Shares:
Net Assets	$1,701,210
Shares Outstanding (unlimited shares authorized, $0.01 par value)	289,487
Net Asset Value Per Share	$5.88

Class L Shares:
Net Assets	$7,093,099
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,211,242
Net Asset Value Per Share	$5.86

Class I Shares:
Net Assets	$6,348,185
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,073,932
Net Asset Value Per Share	$5.91

Class IS Shares:
Net Assets	$10,659
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,802
Net Asset Value Per Share	$5.92

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements  continued

Statement of Operations  For the six months ended April 30, 2014 (unaudited)

Net Investment Income:
Income
Interest	$2,104,157
Dividends	15,685
Income from securities loaned – net	11,485
Dividends from affiliate (Note 6)	883

Total Income	2,132,210

Expenses
Advisory fee (Note 4)	133,948
Distribution fee (Class A shares) (Note 5)	90,313
Distribution fee (Class B shares) (Note 5)	7,510
Distribution fee (Class L shares) (Note 5)	15,061
Professional fees	65,943
Custodian fees	36,366
Shareholder reports and notices	35,688
Registration fees	35,394
Sub transfer agent fees and expenses (Class A shares)	29,461
Sub transfer agent fees and expenses (Class B shares)	2,027
Sub transfer agent fees and expenses (Class L shares)	2,570
Sub transfer agent fees and expenses (Class I shares)	291
Administration fee (Note 4)	33,487
Transfer agent fees and expenses (Class A shares)	8,899
Transfer agent fees and expenses (Class B shares)	1,383
Transfer agent fees and expenses (Class L shares)	1,169
Transfer agent fees and expenses (Class I shares)	861
Transfer agent fees and expenses (Class IS shares)	614
Trustees’ fees and expenses	4,480
Other	27,374

Total Expenses	532,839

Less: waiver of Advisory fees (Note 4)	(21,068)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(1,908)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(602)
Less: reimbursement of class specific expenses (Class IS shares) (Note 4)	(614)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(1,876)

Net Expenses	506,771

Net Investment Income	1,625,439

Realized and Unrealized Gain (Loss):
Realized Loss on:
Investments	(146,434)
Futures contracts	(2,965)
Swap agreements	(225,184)
Foreign currency forward exchange contracts	(92,743)
Foreign currency translation	(22,306)

Net Realized Loss	(489,632)

Change in Unrealized Appreciation (Depreciation) on:
Investments	3,228,576
Futures contracts	146,125
Swap agreements	38,005
Foreign currency forward exchange contracts	179,462
Foreign currency translation	387

Net Change in Unrealized Appreciation (Depreciation)	3,592,555

Net Gain	3,102,923

Net Increase	$4,728,362

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$1,625,439	$3,843,985
Net realized gain (loss)	(489,632)	604,206
Net change in unrealized appreciation (depreciation)	3,592,555	(1,492,799)

Net Increase	4,728,362	2,955,392

Dividends to Shareholders from Net Investment Income:
Class A shares	(1,473,504)	(3,182,565)
Class B shares	(29,143)	(112,381)
Class L shares	(114,139)	(258,322)
Class I shares	(80,539)	(131,671)
Class IS shares	(224)	(81)

Total Dividends	(1,697,549)	(3,685,020)

Net increase (decrease) from transactions in shares of beneficial interest	21,079,706	(10,101,564)

Net Increase (Decrease)	24,110,519	(10,831,192)

Net Assets:
Beginning of period	79,783,873	90,615,065

End of Period
(Including accumulated undistributed net investment income of $737 and $72,847, respectively)	$103,894,392	$79,783,873

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class IS shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and most Class B shares are subject to a contingent deferred sales charge imposed on shares redeemed within six years. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class L shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) swaps are marked-to-market daily based upon quotations from market makers; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub-Transfer Agent fees.

D. Senior Loans — Senior Loans are typically structured by a syndicate of lenders (“Lenders”), one or more of which administers the Senior Loan on behalf of the Lenders (“Agent”). Lenders may sell interests in Senior Loans to third parties (“Participations”) or may assign all or a portion of their interest in a Senior Loan to third parties (“Assignments”). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—	investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—	investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company (“State Street”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as “Income from Securities Loaned – Net” in the Fund’s Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2014.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$9,217,167	(a)	—	$(9,217,167	)(b)(c)	$0

(a)	Represents market value of loaned securities at period end.
(b)

The Fund received cash collateral of $9,107,073, of which $9,013,872 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of April 30, 2014 there was uninvested cash of $93,201, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $286,863 in the form of U.S. government agencies and obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)	The actual collateral received is greater than the amount shown here due to overcollateralization.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$40,556,878	$—	†	$40,556,878
Sovereign	—	34,662,892	—		34,662,892
Agency Fixed Rate Mortgages	—	276,754	—		276,754
Asset-Backed Securities	—	822,207	—		822,207
Collateralized Mortgage Obligation – Agency Collateral Series	—	349,830	—		349,830
Commercial Mortgage-Backed Securities	—	1,367,858	—		1,367,858
Mortgages – Other	—	16,931,859	—		16,931,859
U.S. Treasury Security	—	1,338,246	—		1,338,246
Variable Rate Senior Loan Interests	—	1,274,688	—		1,274,688
Total Fixed Income Securities	—	97,581,212	—	†	97,581,212
Convertible Preferred Stocks	470,038	—	—		470,038
Short-Term Investments
U.S. Treasury Security	—	210,983	—		210,983
Investment Company	12,229,484	—	—		12,229,484
Repurchase Agreements	—	1,605,241	—		1,605,241
Total Short-Term Investments	12,229,484	1,816,224	—		14,045,708
Foreign Currency Forward Exchange Contracts	—	233,003	—		233,003
Futures Contracts	191,840	—	—		191,840
Credit Default Swap Agreements	—	27,216	—		27,216
Interest Rate Swap Agreements	—	525,296	—		525,296
Total Assets	12,891,362	100,182,951	—	†	113,074,313
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(144,802)	—		(144,802)
Futures Contracts	(42,963)	—	—		(42,963)
Credit Default Swap Agreements	—	(10,162)	—		(10,162)
Interest Rate Swap Agreements	—	(90,047)	—		(90,047)
Total Liabilities	(42,963)	(245,011)	—		(287,974)
Total	$12,848,399	$99,937,940	$—	†	$112,786,339

†	Includes one security which is valued at zero.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2014, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BOND
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of April 30, 2014	$—

†	Includes one security which is valued at zero.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts    The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract (“currency contract”) is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures    A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has open positions in the futures contract.

Swaps    The Fund may enter into over-the-counter (“OTC”) swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps during the period included those based on the credit of an underlying security commonly referred to as “credit default swaps”. The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to) broker” in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Fund will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2014.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$191,840	(d)	Variation margin on open futures contracts	$(42,963	)(d)
	Unrealized appreciation on open swap agreements	460,945		Unrealized depreciation on open swap agreements	(48,763)
	Variation margin on open swap agreements	64,351	(d)	Variation margin on open swap agreements	(41,284	)(d)
Credit Risk	Unrealized appreciation on open swap agreements	17,019		Unrealized depreciation on open swap agreements	(10,162)
	Variation margin on open swap agreements	10,197	(d)	Variation margin on open swap agreements	—
Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	233,003		Unrealized depreciation on open foreign currency forward exchange contracts	(144,802)

		$977,355			$(287,974)

(d)	Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day’s net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2014 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FOREIGN CURRENCY FORWARD EXCHANGE	FUTURES	SWAPS
Interest Rate Risk	$—	$(2,965)	$(163,485)
Credit Risk	—	—	(61,699)
Foreign Currency Risk	(92,743)	—	—

Total	$(92,743)	$(2,965)	$(225,184)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FOREIGN CURRENCY FORWARD EXCHANGE	FUTURES	SWAPS
Interest Rate Risk	$—	$146,125	$8,895
Credit Risk	—	—	29,110
Foreign Currency Risk	179,462	—	—

Total	$179,462	$146,125	$38,005

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

At April 30, 2014, the Fund’s derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVES(e)	ASSETS(f)	LIABILITIES(f)
Foreign Currency Forward Exchange Contracts	$233,003	$(144,802)
Swap Agreements	477,964	(58,925)

Total	$710,967	$(203,727)

(e)	Excludes exchange-traded derivatives.

(f)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potentially deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability may be delayed or denied.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2014.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$60,669	$—	$—	$60,669
Citibank NA	6,231	(4,431)	—	1,800
Deutsche Bank AG	118,722	—	—	118,722
Deutsche Bank AG London	14,522	(12,505)	—	2,017
Goldman Sachs International	101,077	(48,763)	—	52,314
HSBC Bank PLC	41,638	(328)	—	41,310
JPMorgan Chase Bank NA	17,019	—	—	17,019
Royal Bank of Canada	81,665	(617)	—	81,048
State Street Bank London	538	(538)	—	0
UBS AG	251,602	(93,338)	—	158,264
Westpac Banking Corp.	17,284	(17,284)	—	0

Total	$710,967	$(177,804)	$—	$533,163

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS LIABILITIES DERIVATIVES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Barclays Bank PLC	$10,162	$—	$—	$10,162
Citibank NA	4,431	(4,431)	—	0
Deutsche Bank AG London	12,505	(12,505)	—	0
Goldman Sachs International	48,763	(48,763)	—	0
HSBC Bank PLC	328	(328)	—	0
JPMorgan Chase Bank NA	8,634	—	—	8,634
Royal Bank of Canada	617	(617)	—	0
State Street Bank London	2,396	(538)	—	1,858
UBS AG	93,338	(93,338)	—	0
Wells Fargo Bank NA	1,388	—	—	1,388
Westpac Banking Corp.	21,165	(17,284)	—	3,881

Total	$203,727	$(177,804)	$—	$25,923

For the six months ended April 30, 2014, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$63,268,342
Futures Contracts:
Average monthly original value	$21,642,130
Swap Agreements:
Average monthly notional amount	$25,116,500

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Morgan Stanley Services Company Inc. was the Fund’s Administrator. Effective January 1, 2014, the Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund’s Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.22% for Class A, 1.86% for Class B, 1.51% for Class L, 0.87% for Class I and 0.84% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class L — up to 0.50% of the average daily net assets of Class L shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,636,441 at April 30, 2014.

In the case of Class A shares and Class L shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.50% of the average daily net assets of Class A shares or Class L shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2014, the distribution fee was accrued for Class A shares and Class L shares at the annual rate of 0.25% and 0.50%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2014, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares of $1,092, and received $32,112 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014, aggregated $54,677,792 and $36,112,986, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,407,905 and $131,752, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2014, advisory fees paid were reduced by $1,876 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended April 30, 2014 is as follows:

VALUE OCTOBER 31, 2013	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2014
$9,382,495	$42,919,504	$40,072,515	$883	$12,229,484

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2014, included in “Trustees’ fees and expenses” in the Statement of Operations amounted to $3,349. At April 30, 2014, the Fund had an accrued pension liability of $73,475, which is included in “Accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

7. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2012 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$3,685,020	$4,833,756

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

Permanent differences, primarily due to losses on paydowns, swaps and foreign currency, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund’s components of net assets at October 31, 2013:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN- CAPITAL
$(220,451)	$9,694,593	$(9,474,142)

At October 31, 2013, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$273,267	—

At April 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,441,669 and the aggregate gross unrealized depreciation is $4,564,419 resulting in net unrealized appreciation of $1,877,250.

At October 31, 2013, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$8,250,814	October 31, 2014
14,113,199	October 31, 2016
29,800,962	October 31, 2017
44,367,385	October 31, 2018

During the year ended October 31, 2013, capital loss carryforwards of $9,474,142 expired for Federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2013, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $772,678.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR THE YEAR ENDED OCTOBER 31, 2013
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	5,103,575	$29,472,349	407,032	$2,325,778
Conversion from Class B	56,589	321,762	378,745	2,161,666
Reinvestment of dividends	238,616	1,365,476	502,960	2,850,954
Redeemed	(2,403,556)	(13,773,756)	(2,739,551)	(15,571,323)

Net increase (decrease) – Class A	2,995,224	17,385,831	(1,450,814)	(8,232,925)

CLASS B SHARES
Sold	36,912	210,574	66,145	378,650
Conversion to Class A	(56,452)	(321,762)	(377,413)	(2,161,666)
Reinvestment of dividends	4,765	27,291	19,523	111,202
Redeemed	(42,897)	(244,287)	(130,839)	(754,892)

Net decrease – Class B	(57,672)	(328,184)	(422,584)	(2,426,706)

CLASS L SHARES
Sold	229,566	1,328,973	119,121	683,204
Reinvestment of dividends	19,497	111,491	43,787	248,029
Redeemed	(88,868)	(505,508)	(294,885)	(1,664,732)

Net increase (decrease) – Class L	160,195	934,956	(131,977)	(733,499)

CLASS I SHARES
Sold	719,651	4,192,544	387,069	2,248,631
Reinvestment of dividends	13,855	80,262	22,868	130,547
Redeemed	(208,122)	(1,185,703)	(190,385)	(1,097,612)

Net increase – Class I	525,384	3,087,103	219,552	1,281,566

CLASS IS SHARES
Sold	—	—	1,802 *	10,000 *

Net increase (decrease) in Fund	3,623,131	$21,079,706	(1,784,021)	$(10,101,564)

*	For the period September 13, 2013 through October 31, 2013.

The Trustees approved, effective February 25, 2013, the suspension of the continuous offering of Class B shares to new and existing shareholders.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

10. Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, management expects that the impact of the Fund’s adoption will be limited to additional financial statement disclosures.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR THE YEAR ENDED OCTOBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$5.65		$5.70		$5.35		$5.40		$5.14		$4.34

Income from investment operations:
Net investment income(1)	0.11		0.26		0.26		0.32		0.18		0.36
Net realized and unrealized gain (loss)	0.21		(0.06)		0.39		(0.07)		0.44		0.84

Total income from investment operations	0.32		0.20		0.65		0.25		0.62		1.20

Less dividends from Net investment income	(0.11)		(0.25)		(0.30)		(0.30)		(0.36)		(0.40)

Net asset value, end of period	$5.86		$5.65		$5.70		$5.35		$5.40		$5.14

Total Return(2)	5.81	%(7)	3.53%		12.54%		4.87%		12.63%		29.68%

Ratios to Average Net Assets:
Net expenses	1.20	%(3)(4)(5)(8)	1.19	%(4)(5)	1.09	%(3)(4)	1.12	%(3)(4)	1.44	%(3)(4)	1.17	%(3)(4)
Net investment income	3.89	%(3)(4)(5)(8)	4.51	%(4)(5)	4.76	%(3)(4)	6.02	%(3)(4)	3.49	%(3)(4)	7.72	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)

Supplemental Data:
Net assets, end of period, in thousands	$88,741		$68,732		$77,573		$78,145		$83,951		$85,901
Portfolio turnover rate	45	%(7)	91%		131%		74%		88%		121%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2014	1.25%	3.84%
October 31, 2013	1.31	4.39

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR THE YEAR ENDED OCTOBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$5.67		$5.72		$5.37		$5.42		$5.15		$4.35

Income from investment operations:
Net investment income(1)	0.09		0.22		0.23		0.29		0.15		0.33
Net realized and unrealized gain (loss)	0.22		(0.06)		0.38		(0.07)		0.45		0.84

Total income from investment operations	0.31		0.16		0.61		0.22		0.60		1.17

Less dividends from net investment income	(0.10)		(0.21)		(0.26)		(0.27)		(0.33)		(0.37)

Net asset value, end of period	$5.88		$5.67		$5.72		$5.37		$5.42		$5.15

Total Return(2)	5.43	%(7)	2.85%		11.79%		4.19%		12.11%		28.82%

Ratios to Average Net Assets:
Net expenses	1.86	%(3)(4)(5)(8)	1.77	%(4)(5)	1.69	%(3)(4)	1.72	%(3)(4)	2.04	%(3)(4)	1.77	%(3)(4)
Net investment income	3.23	%(3)(4)(5)(8)	3.91	%(4)(5)	4.16	%(3)(4)	5.42	%(3)(4)	2.89	%(3)(4)	7.12	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)

Supplemental Data:
Net assets, end of period, in thousands	$1,701		$1,969		$4,406		$6,335		$14,502		$24,119
Portfolio turnover rate	45	%(7)	91%		131%		74%		88%		121%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment Income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2014	2.13%	2.96%
October 31, 2013	1.88	3.80

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR THE YEAR ENDED OCTOBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class L Shares
Selected Per Share Data:

Net asset value, beginning of period	$5.65		$5.70		$5.35		$5.40		$5.14		$4.34

Income from investment operations:
Net investment income(1)	0.10		0.24		0.23		0.29		0.15		0.33
Net realized and unrealized gain (loss)	0.22		(0.06)		0.39		(0.07)		0.44		0.84

Total income from investment operations	0.32		0.18		0.62		0.22		0.59		1.17

Less dividends from net investment income	(0.11)		(0.23)		(0.27)		(0.27)		(0.33)		(0.37)

Net asset value, end of period	$5.86		$5.65		$5.70		$5.35		$5.40		$5.14

Total Return(2)	5.68	%(7)	3.16%		11.88%		4.24%		11.96%		28.92%

Ratios to Average Net Assets:
Net expenses	1.46	%(3)(4)(5)(8)	1.55	%(4)(5)	1.68	%(3)(4)	1.71	%(3)(4)	2.04	%(3)(4)	1.77	%(3)(4)
Net investment income	3.63	%(3)(4)(5)(8)	4.15	%(4)(5)	4.17	%(3)(4)	5.43	%(3)(4)	2.89	%(3)(4)	7.12	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)

Supplemental Data:
Net assets, end of period, in thousands	$7,093		$5,942		$6,744		$6,210		$7,543		$8,028
Portfolio turnover rate	45	%(7)	91%		131%		74%		88%		121%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2014	1.51%	3.58%
October 31, 2013	1.67	4.03

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR THE YEAR ENDED OCTOBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class I Shares
Selected Per Share Data:

Net asset value, beginning of period	$5.71		$5.75		$5.39		$5.44		$5.18		$4.36

Income from investment operations:
Net investment income(1)	0.12		0.27		0.28		0.34		0.20		0.38
Net realized and unrealized gain (loss)	0.20		(0.05)		0.39		(0.07)		0.43		0.85

Total income from investment operations	0.32		0.22		0.67		0.27		0.63		1.23

Less dividends from net investment income	(0.12)		(0.26)		(0.31)		(0.32)		(0.37)		(0.41)

Net asset value, end of period	$5.91		$5.71		$5.75		$5.39		$5.44		$5.18

Total Return(2)	5.74	%(7)	3.95%		12.91%		5.09%		12.81%		30.33%

Ratios to Average Net Assets:
Net expenses	0.87	%(3)(4)(5)(8)	0.94	%(4)(5)	0.84	%(3)(4)	0.87	%(3)(4)	1.19	%(3)(4)	0.92	%(3)(4)
Net investment income	4.22	%(3)(4)(5)(8)	4.77	%(4)(5)	5.01	%(3)(4)	6.27	%(3)(4)	3.74	%(3)(4)	7.97	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)

Supplemental Data:
Net assets, end of period, in thousands	$6,348		$3,130		$1,892		$804		$879		$879
Portfolio turnover rate	45	%(7)	91%		131%		74%		88%		121%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2014	0.95%	4.14%
October 31, 2013	1.08	4.63

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR PERIOD FROM SEPTEMBER 13, 2013^ TO OCTOBER 31, 2013
	(unaudited)
Class IS Shares
Selected Per Share Data:

Net asset value, beginning of period	$5.71		$5.55

Income from investment operations:
Net investment income(1)	0.12		0.03
Net realized and unrealized gain	0.21		0.17

Total income from investment operations	0.33		0.20

Less dividends from net investment income	(0.12)		(0.04)

Net asset value, end of period	$5.92		$5.71

Total Return(2)	5.94	%(7)	3.70	%(7)

Ratios to Average Net Assets:
Net expenses	0.84	%(3)(4)(5)(8)	0.84	%(3)(4)(8)
Net investment income	4.25	%(3)(4)(5)(8)	4.54	%(3)(4)(8)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)(8)

Supplemental Data:
Net assets, end of period, in thousands	$11		$10
Portfolio turnover rate	45	%(7)	91	%(7)

^	Commencement of operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2014	12.80%	(7.71)%
October 31, 2013	1.91	3.47

(5)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

We are required by federal law to provide you with notice of our U.S. privacy policy (“Policy”). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited)  continued

1.  What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited)  continued

3.  How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

6.  How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786

Monday-Friday between 8a.m. and 5p.m. (EST)

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited)  continued

•	Writing to us at the following address:

Boston Financial Data Services, Inc.

c/o Privacy Coordinator

P.O. Box 219804

Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited)  continued

Special Notice to Residents of Vermont

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2014

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